Cash Generated by Operations - Disclosure of Cash Generated by Operations (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Reconciliation of profit/(loss) before taxation to cash generated by operations:
Profit/(loss) before taxation	$ (339)	$ (20)	$ 109
Adjustments for:
Amortisation and depreciation	200	185	149
(Reversal of impairment)/impairment of assets	386	131	(3)
Share-based payments	28	29	23
Net decrease in provision for post-retirement benefits	0	(1)	(1)
Net increase/(decrease) in provision for environmental rehabilitation	(2)	(8)	(7)
Profit on sale of property, plant and equipment	0	(3)	0
Loss on scrapping of property, plant and equipment	0	10	4
(Profit)/loss from associates	(3)	1	0
Gain on bargain purchase	0	(60)	0
Interest received	(27)	(20)	(17)
Finance costs	26	17	19
Inventory adjustments	(16)	31	7
Foreign exchange translation difference	52	(16)	45
Non cash portion of gains on derivatives	43	(7)	(25)
Day one loss amortisation	3	6	0
Silicosis settlement provision	(5)	70	0
Other non-cash adjustments	(2)	(5)	1
Effect of changes in operating working capital items
Receivables	(8)	(30)	12
Inventories	(31)	2	5
Payables	29	8	1
Cash generated by operations	$ 334	$ 320	$ 322